Loans Receivable and Allowance for Loan Losses (Allowance for Loan Losses and Recorded Investment in Financing Receivables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance,	$ 8,452	$ 7,634
Charge Offs	(1,433)	(989)
Recoveries	240	82
Provision for loan losses	1,250	1,725
Ending balance,	8,509	8,452
Ending balance individually evaluated for impairment	417
Ending balance collectively evaluated for impairment	8,092	8,452
Residential Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance,	1,328	1,272
Charge Offs	(102)	(197)
Recoveries	24	9
Provision for loan losses	302	244
Ending balance,	1,552	1,328
Ending balance individually evaluated for impairment
Ending balance collectively evaluated for impairment	1,552	1,328
Commercial Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance,	5,455	5,265
Charge Offs	(627)	(283)
Recoveries	125	33
Provision for loan losses	(266)	440
Ending balance,	4,687	5,455
Ending balance individually evaluated for impairment	417
Ending balance collectively evaluated for impairment	4,270	5,455
Construction Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance,	93	90
Charge Offs
Recoveries
Provision for loan losses	2	3
Ending balance,	95	93
Ending balance individually evaluated for impairment
Ending balance collectively evaluated for impairment	95	93
Commercial [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance,	712	463
Charge Offs	(284)	(246)
Recoveries	48	8
Provision for loan losses	473	487
Ending balance,	949	712
Ending balance individually evaluated for impairment
Ending balance collectively evaluated for impairment	949	712
Consumer Loans To Individuals [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance,	864	544
Charge Offs	(420)	(263)
Recoveries	43	32
Provision for loan losses	739	551
Ending balance,	1,226	864
Ending balance individually evaluated for impairment
Ending balance collectively evaluated for impairment	$ 1,226	$ 864